UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: One Post Office Square, 41st Floor
         Boston, MA  02109

13F File Number:  028-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Autherized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

 /s/ Alex Sacerdote     Boston, MA     February 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $300,845 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A H BELO CORP                  COM CL A         001282102      589    67730 SH       Sole                    67730
ACME PACKET INC                COM              004764106     3822    71898 SH       Sole                    71898
ALLOT COMMUNICATIONS LTD       SHS              M0854Q105      800    68693 SH       Sole                    68693
APPLE INC                      COM              037833100    30458    94425 SH       Sole                    94425
ATMEL CORP                     COM              049513104     5806   471271 SH       Sole                   471271
BAIDU INC                      SPON ADR REP A   056752108     4838    50122 SH       Sole                    50122
BROADSOFT INC                  COM              11133B409     5422   227042 SH       Sole                   227042
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    15471   334437 SH       Sole                   334437
CIRRUS LOGIC INC               COM              172755100     4924   308126 SH       Sole                   308126
COMPUWARE CORP                 COM              205638109     5056   433270 SH       Sole                   433270
DILLARDS INC                   CL A             254067101     7887   207882 SH       Sole                   207882
E M C CORP MASS                COM              268648102    14236   621678 SH       Sole                   621678
F5 NETWORKS INC                COM              315616102     4130    31731 SH       Sole                    31731
FINISAR CORP                   COM NEW          31787A507    11848   399048 SH       Sole                   399048
GAYLORD ENTMT CO NEW           COM              367905106     6589   183332 SH       Sole                   183332
GOOGLE INC                     CL A             38259P508    18502    31149 SH       Sole                    31149
KEYNOTE SYS INC                COM              493308100     5934   405862 SH       Sole                   405862
MATTEL INC                     COM              577081102     2764   108674 SH       Sole                   108674
NETAPP INC                     COM              64110D104    12425   226072 SH       Sole                   226072
NETSCOUT SYS INC               COM              64115T104     6148   267183 SH       Sole                   267183
NXP SEMICONDUCTORS N V         COM              N6596X109     5948   284164 SH       Sole                   284164
OPENWAVE SYS INC               COM NEW          683718308       82    38505 SH       Sole                    38505
OPNET TECHNOLOGIES INC         COM              683757108    12172   454675 SH       Sole                   454675
ORACLE CORP                    COM              68389X105    21135   675229 SH       Sole                   675229
PRICELINE COM INC              COM NEW          741503403    10624    26590 SH       Sole                    26590
QUANTUM CORP                   COM DSSG         747906204     4244  1140753 SH       Sole                  1140753
RACKSPACE HOSTING INC          COM              750086100     9531   303436 SH       Sole                   303436
RADWARE LTD                    ORD              M81873107     8535   227543 SH       Sole                   227543
SATCON TECHNOLOGY CORP         COM              803893106     1758   390675 SH       Sole                   390675
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    11588   384861 SH       Sole                   384861
SINA CORP                      ORD              G81477104     5601    81383 SH       Sole                    81383
SKYWORKS SOLUTIONS INC         COM              83088M102     8673   302945 SH       Sole                   302945
STANDARD MICROSYSTEMS CORP     COM              853626109     7748   268745 SH       Sole                   268745
TECHTARGET INC                 COM              87874R100      968   122007 SH       Sole                   122007
UNIVERSAL DISPLAY CORP         COM              91347P105     1664    54278 SH       Sole                    54278
VERIZON COMMUNICATIONS INC     COM              92343V104    21128   590500 SH 	CALL Sole                    21128
VIASAT INC                     COM              92552V100     1223    27528 SH       Sole                    27528
ZIPREALTY INC                  COM              98974V107      574   220946 SH       Sole                   220946